Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Discloure of Significant Accounting Policies
Basis of preparation [text block]

2.1 Basis of preparation

(i)	Compliance with IFRS

The consolidated financial statements for the years ended December 31, 2025, 2024 and 2023, have been prepared in accordance with International Financial Reporting Standards (IFRS) and interpretations issued by the IFRS Interpretations Committee (IFRS IC) applicable to companies reporting under IFRS. The financial statements comply with IFRS as issued by the International Accounting Standards Board (IASB). Certain prior year information has been reclassified to conform with current year presentation.

(ii)	Going Concern

The directors have, at the time of approving the financial statements, a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future. Thus, they continue to adopt the going concern basis of accounting in preparing the financial statements.

(iii)	Reclassification of digital assets

Effective January 1, 2024, the Group has reclassified the digital assets held on the balance sheet, aligning the presentation with its strategic objectives and the evolving nature of its operations. This reclassification aims to enhance the relevance and reliability of information presented in the financial statements, in accordance with IFRS requirements.

Prior to this date, all digital assets, excluding digital financial assets, were classified as inventories under IAS 2. These assets were primarily utilized to facilitate market-making activities on the Bullish Exchange. Under this classification, digital assets were measured at fair value less costs to sell, with changes in fair value recognized in the consolidated statement of profit or loss. This approach was consistent with the Group’s strategy to generate profits from margins and price fluctuations through active trading and market-making operations.

Commencing January 1, 2024, the Group has reclassified certain portfolios of digital assets not allocated for market-making purposes from inventory to indefinite-life intangible assets under IAS 38. This classification underscores the Group’s strategic focus on utilizing certain digital assets for long-term investment and capital appreciation, as opposed to immediate market-making activities. During 2023, the Group undertook a strategic transformation of its business model to distinctly manage portfolios of digital assets for both market- making and investment purposes. This transformation was executed through the segregation of digital assets into separate entities and wallets, each designated for these specific fundamental uses. The reclassification ensures that the financial statements more accurately reflect the Group’s financial position and performance, aligning with its strategic objectives for 2024 and beyond.

The reclassification was applied prospectively reflecting the change in facts and circumstances related to the Group’s business model. The Group’s business model changed on January 1, 2024, resulting in separately managed portfolios for digital assets held under IAS 38 from those held under IAS 2. The reclassification was applied utilizing the revaluation method as digital assets are traded in active markets.

For the purpose of revaluation, fair value is measured by reference to the Company’s principal market at subsequent measurement dates. This change would impact Other Comprehensive Income (“OCI”) as increases in the fair value of these intangible assets are recognized directly in equity under “Revaluation reserves for digital assets held as investments”. This reserve represents the revaluation adjustment of intangible assets, capturing the change of fair value from their weighted average cost prospectively on or after January 1, 2024. In reclassifying the Group’s digital assets, the costs to sell did not have a material impact on the revaluation adjustment. The Group’s senior management determines a change in the business model as a result of external or internal changes significant to the Group’s operations.

(iv)	Change in accounting principle

Safeguarding digital assets and digital asset safeguarding liabilities

On January 30, 2025, the Securities and Exchange Commission (the “SEC”) issued Staff Accounting Bulletin (“SAB”) No. 122 (“SAB 122”). SAB 122 rescinds the previously-issued interpretative guidance included within SAB 121 with respect to accounting for obligations to safeguard digital assets that an entity holds for its customers. SAB 122 directs an entity to apply IAS 37 Provisions, Contingent Liabilities and Contingent Assets to determine whether an entity has a liability related to risk of loss from an obligation to safeguard digital assets for customers. The Group has adopted SAB 122 as of December 31, 2024 on a retrospective basis. As a result of the adoption of SAB 122, the Group derecognized the safeguarding digital assets of US$117.6 million and digital asset safeguarding liabilities of US$117.6 million during the year ended December 31, 2024, previously recognized in the consolidated financial statements during the year ended December 31, 2023. This change had no impact on revenue, operating income, net income, earnings per share, or any other components of equity or net assets.

(v)	New standard and amendments to standards which are effective for the current year

In the current year, the Group adopted Amendment to IAS 21 The Effects of Changes in Foreign Exchange Rates – Lack of Exchangeability issued by the International Accounting Standards Board (IASB) that is mandatorily effective for an accounting period that begins on or after January 1, 2025. This Amendment clarifies how an entity has to apply a consistent approach to assessing whether a currency is exchangeable into another currency and, when it is not, to determine the exchange rate to use and the disclosures to provide. The adoption of this amendment has not had any material impact on the disclosures or on the amounts reported in these financial statements.

(vi)	New standard and amendments to standards which are not yet effective

The Group has not applied the following new and revised IFRS Accounting Standards that have been issued but are not yet effective. The Group is in the process of reviewing the effects of applying the new standards and amendments on the consolidated financial statements and plans to adopt the new standards and amendments in the required fiscal years.

Amendments to IFRS 9 and IFRS 7 (Classification & Measurement)

These amendments address diversity in practice by making the requirements more understandable and consistent. The amendments:

(a) clarify the date of recognition and derecognition of certain financial assets and liabilities, with a new exception for certain financial liabilities settled through an electronic cash transfer system to be derecognized before the settlement date if certain criteria are met;

(b) clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion;

(c) add new disclosures for certain instruments with contractual terms that can change cash flows (such as certain instruments with features linked to the achievement of environment, social and governance (ESG) targets), and

(d) update the disclosures for equity instruments designated at fair value through other comprehensive income (FVOCI).

An entity is required to apply these amendments for all annual periods beginning on or after January 1, 2026 with earlier application permitted.

Amendments to IFRS 9 and IFRS 7 (Nature-dependent electricity contracts)

These amendments help companies better report the financial effects of nature-dependent electricity contracts, which are often structured as power purchase agreements (PPAs), in the light of the increased use of these contracts. An entity is required to apply these amendments for all annual periods beginning on or after January 1, 2026 with earlier application permitted.

IFRS 18 Presentation and Disclosure in Financial Statements

IFRS 18 replaces IAS 1, carrying forward many of the requirements in IAS 1 unchanged and complementing them with new requirements. In addition, some IAS 1 paragraphs have been moved to IAS 8 and IFRS 7. Furthermore, the IASB has made minor amendments to IAS 7 and IAS 33 Earnings per Share.

IFRS 18 introduces new requirements to:

•	present specified categories and defined subtotals in the statement of profit or loss

•	provide disclosures on management-defined performance measures (MPMs) in the notes to the financial statements

•	improve aggregation and disaggregation.

An entity is required to apply IFRS 18 for annual reporting periods beginning on or after January 1, 2027, with earlier application permitted. The amendments to IAS 7 and IAS 33, as well as the revised IAS 8 and IFRS 7, become effective when an entity applies IFRS 18. IFRS 18 requires retrospective application with specific transition provisions.

IFRS 19 Subsidiaries without Public Accountability: Disclosures

IFRS 19 replaces which permits eligible subsidiaries to use IFRS Accounting Standards with reduced disclosures better suited to the needs of the users of their financial statements, as well as to keep only one set of accounting records to meet the needs of both their parent company and the users of their financial statements. An entity is required to apply IFRS 19 for annual reporting periods beginning on or after January 1, 2027, with earlier application permitted.

Amendments to IFRS 21 The Effects of Changes in Foreign Exchange Rates

The amendments clarify how companies should translate financial statements from a non-hyperinflationary currency into a hyperinflationary one. An entity is required to apply these amendments for annual reporting periods beginning on or after January 1, 2027, with earlier application permitted.

Principles of consolidation explanatory [policy text block]

2.2 Principles of consolidation and equity accounting

(i)	Basis of accounting

The financial statements have been prepared on the historical cost basis, except for the revaluation of certain assets that are measured at revalued amounts or fair values at the end of each reporting period. Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Group takes into account the characteristics of the asset or liability which market participants take into account when pricing the asset or liability at the measurement date.

(ii)	Basis of consolidation

The consolidated financial statements for December 31, 2025, 2024 and 2023, incorporate the financial statements of the Company and entities controlled by the Company (its subsidiaries). Control is achieved when the Group:

•	has the power over the investee;

•	is exposed, or has rights, to variable returns from its involvement with the investee; and

•	has the ability to use its power to affect its returns.

The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

Consolidation of a subsidiary begins when the company obtains control over the subsidiary and ceases when the company loses control of the subsidiary. Specifically, the results of subsidiaries acquired or disposed of during the year are included in profit or loss from the date the company gains control until the date when the company ceases to control the subsidiary.

Where necessary, adjustments are made to the financial statements of subsidiaries to bring the accounting policies used into line with the Group’s accounting policies.

All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between the members of the Group are eliminated on consolidation.

Non-controlling interests in subsidiaries are identified separately from the Group’s equity therein. Those interests of non-controlling shareholders that are present ownership interests entitling their holders to a proportionate share of net assets upon liquidation may initially be measured at fair value or at the non-controlling interests’ proportionate share of the fair value of the acquiree’s identifiable net assets. The choice of measurement is made on an acquisition-by-acquisition basis. Other non-controlling interests are initially measured at fair value.

Profit or loss and each component of other comprehensive income are attributed to the owners of the Group and to the non-controlling interests. Total comprehensive income of the subsidiaries is attributed to the owners of the Group and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

Description of accounting policy for business combinations and goodwill [text block]
2.3	Business combinations and restructuring

Business combination

Acquisitions of businesses are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of assets transferred by the Group, liabilities incurred by the Group to the former owners of the acquiree and the equity interest issued by the Group in exchange for control of the acquiree. Acquisition-related costs are recognized in profit or loss as incurred. At the acquisition date, the identifiable assets acquired and the liabilities assumed are recognized at their fair value at the acquisition date.

Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree, and the fair value of the acquirer’s previously held equity interest in the acquiree (if any) over the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed. If, after reassessment, the net of the acquisition-date amounts of the identifiable assets acquired and liabilities assumed exceeds the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree and the fair value of the acquirer’s previously held interest in the acquiree (if any), the excess is recognized immediately in profit or loss as a bargain purchase gain.

Goodwill

Goodwill is initially recognized and measured as set out above.

Goodwill is not amortized but is reviewed for impairment at least annually. For the purpose of impairment testing, goodwill is allocated to each of the Group’s cash-generating units (or groups of cash-generating units) expected to benefit from the synergies of the combination. Cash-generating units to which goodwill has been allocated are tested for impairment annually, or more frequently when there is an indication that the unit may be impaired. If the recoverable amount of the cash-generating unit is less than the carrying amount of the unit, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro-rata on the basis of the carrying amount of each asset in the unit. An impairment loss recognized for goodwill is not reversed in a subsequent period.

On disposal of a cash-generating unit, the attributable amount of goodwill is included in the determination of the profit or loss on disposal.

Description of accounting policy for recognition of revenue [text block]
2.4	Revenue recognition

The Exchange generates revenue through transaction fees charged on the platform for digital asset matching services (“Peer-to-Peer transaction”) and for trading of digital assets through the Automated Market Marking Instructions (“AMMI") transactions.

Spot / AMMI transactions

Peer-to-Peer Transactions — Transaction fees

On Peer-to-Peer transactions, the Exchange provides a digital asset matching service and facilitates the ability for a customer to purchase or sell digital assets from or to another customer on the Exchange.

The Exchange performs these services on behalf of customers and it does not control the digital asset being provided before it is transferred to the buyer, does not have inventory risk related to the digital asset, and is not responsible for the fulfilment of the digital assets. The Exchange also does not set the price for the digital asset as the price is set by customers of the Exchange (including the Automated Market Markers, “AMM”). The Exchange’s digital asset matching service represents a single performance obligation. As a result, the Exchange acts as an agent in facilitating the ability for a customer to purchase or sell digital assets from another customer in accordance with IFRS 15 and presents revenue for the transaction fees charged on a net basis.

The Exchange considers its performance obligation satisfied, and recognizes revenue, at the point in time the transaction is processed. Contracts with customers are usually open-ended and can be terminated by either party without a termination penalty. Therefore, contracts are defined at the transaction level and do not extend beyond the service already provided.

The Exchange charges a fee at the transaction level. The transaction price, represented by the transaction fee, is calculated based on volume and may vary depending on payment type and the value of the transaction. The transaction fee is collected from the customer at the time the transaction is executed. In certain instances, the transaction fee can be collected in digital assets, with revenue measured based on the amount of digital assets received and the fair value of the digital assets at the time of the transaction. The Exchange sets the fee rates, which may differ between transaction pairs according to whether the customer is a maker (adding to the order book) or taker, and rules as to the priority in which orders are filled from existing liquidity.

AMMI Transaction — Sales of digital assets by the AMMI to customers

The Exchange earns a spread when customers trade assets against the Exchange’s AMM. The order price for the assets under the AMMI is generated by the pricing algorithms developed by the Group, and the Exchange earns a spread which is included in the quoted price as a market-making fee. The spread comprises (i) a fixed base spread and (ii) a variable dislocation spread that is determined algorithmically. The dislocation spread generally increases at times of higher volatility of the relevant trading pair. In addition, the Exchange charges a fee on each transaction where the AMM sells digital assets to customers. The price is set by the Group and is collected from the customer at the time the transaction is executed.

As these transactions occur against the Exchange’s AMM using the Group’s automated market making algorithm, the Exchange determined that in these transactions the Exchange controls the digital asset being provided before it is transferred to the buyer, has inventory risk related to the digital asset, and is responsible for the fulfilment of the digital asset. The Exchange’s proprietary automated market-marking algorithm sets the price at which the Exchange transacts. As a result, the Exchange acts as a principal in these transactions in accordance with IFRS 15.

When the AMMI sells digital assets to spot or margin customers, revenue generated is presented on a gross basis. The Group, upon completion of the transaction, recognizes revenue under “Digital asset sales on the Exchange” in Note 4 .

As described in Note 2.8 below, the digital assets under the AMMI are accounted for as inventories under IAS 2 and measured at fair value, with change in fair value recognized in the consolidated statement of profit or loss. When the digital asset is sold, revenue is recognized in “Digital asset sales on the Exchange” in Note 4 and “Digital asset sales” in the consolidated statement of profit and loss. Therefore, the cost of digital assets derecognized from the AMMI represents the fair value of digital assets at the time it is sold and is presented under “Cost of digital asset derecognized on the Exchange” in Note 5 below and “Cost of digital asset derecognized” in the consolidated statement of profit and loss. The exchange digital asset sales less cost of digital assets derecognized effectively represents the transaction spread and fees earned from AMMI transaction services when assets of the AMMI are sold to a spot or margin customer.

The transaction price represented by the fair value of consideration received may vary depending on the payment type. When the transaction price is denominated in digital assets, the Exchange measures revenue based on the amount and fair value of digital assets received at the time of the trade.

AMMI Transactions — Purchase of digital assets by the AMMI from customers

For customers’ sales of digital assets to the AMMI (i.e., purchase of digital assets by the AMMI), because the transaction price reflects a transaction spread, the Group records the spread as a positive change to the fair value of the digital assets in the consolidated statement of profit or loss. The transaction price is remeasured at fair value with the changes to fair value included within the “Change in fair value of digital assets inventories, arising from purchase of digital assets on the Exchange” in Note 7 and under the “Change in fair value of digital assets held, net” in the consolidated statement of profit and loss and other comprehensive income.

Perpetual contracts transaction

Perpetual market fees charged by the Exchange are based on the notional value of filled orders.

The Group provides a service to match or fulfill customers’ orders to trade perpetuals. The customer terms of service (the contracts with customers) are usually open-ended and can be terminated by either party without a termination penalty. The Exchange acts as counterparty to each customer’s contract as a “riskless principal” (i.e., the Exchange does not take risk on a customer’s default on the contract, instead such default risk is borne by customers with opposite positions). In addition, the Group’s subsidiary, BTH, acts as liquidity provider to the Exchange and takes positions in the perpetual contracts as an Exchange customer. Therefore, the Exchange is a counterparty to BTH on one contract and another customer on the other offsetting contract.

When the Group fulfills the customers’ order, the Funding Amount for perpetual contracts is determined by the funding rate, the contract’s Notional Value, and whether the position is long or short. The Funding Amount acts as a transaction cost and is calculated hourly, payable or receivable upon settlement. Settlement and funding occur hourly, with settlement netted by positions in the same trading account with the same counterparty.

Perpetual contracts are regarded as principal transactions. Consequently, any funding income or expense and fair value changes of these contracts are recorded in the ‘Net spread related income and change in fair value of perpetual futures on the Exchange’ of the consolidated statement of profit or loss and other comprehensive income.

Liquidity service fees and promotional incomes

As a platform facilitating digital asset transactions, the Group’s revenue includes revenue and rewards obtained through collaborative activities with digital asset issuers or promoters. These activities encompass marketing campaigns, incentives, and other initiatives aimed at enhancing the adoption and usage of specific digital assets on the Exchange. The recognition of revenue and rewards is contingent upon the terms and conditions agreed upon with the digital asset issuers.

The income derived from these arrangements is subject to various factors, such as the balance of digital assets held under the Group, trading volume, depth of liquidity, the custody of the Exchange, and the prevailing interest rate environment. Revenue and rewards are recognized when the associated activities are performed, and the resulting revenue can be reasonably estimated. Revenue is recognized over time in accordance with IFRS 15 as liquidity and promotional performance obligations are satisfied, with fees in digital assets recognized using the fair value of the underlying digital asset upon recognition.

These revenues are recorded as “Other revenues” in the consolidated statement of profit or loss and within “Subscription and services revenue” in Note 6.

Revenue from event admission, sponsorship, advertising and data revenue

The Group recognizes revenue by identifying when control of goods or services is transferred to customers in accordance with IFRS 15. For advertising and sponsorships, revenue is recognized over the period during which advertisements are displayed or sponsorship commitments are fulfilled. Revenue from ticket sales, booth sales and event admissions is recognized at the point in time when the event occurs. Indices data and other data provision fees are recognized over the period services are provided or as contractual obligations are fulfilled. Revenue is measured based on the consideration specified in contracts with customers. It is recorded as “Other revenues” in the consolidated statement of profit or loss.

Lending arrangements

Recognition of interest earned on loan receivable

The Group charges interest on outstanding loan amounts on a regular basis and applies the effective interest method under IFRS 9 Financial Instruments (“IFRS 9”) for cash loans.

Recognition of consideration for lending of digital assets

Loans made in digital assets are generally not financial instruments and do not qualify as a lease. The Group considers the consideration received for lending these assets as the economic equivalent of interest and recognizes it as Other revenue based on the notional value of the digital assets loaned and the duration of the lending arrangement.

In cases where the underlying asset qualifies as a financial asset under IFRS 9 (for example, certain fiat-redeemable stablecoins), the related lending arrangements are accounted for in accordance with IFRS 9. The Group recognizes fee income related to digital asset lending in "Other revenues."

Gain on Token Warrants

The Group enters into investment agreements with the objective of achieving capital appreciation upon the successful launch of the underlying tokens. Measurement of a gain or impairment occurs at the point which the underlying tokens become contractually unlocked, which occurs based on contractual unlock dates.

The gain is recognized to the extent that the fair market value of the token on the unlock date exceeds its cost basis. Management assesses for impairment annually or more frequently when indicators of impairment exist.

Any gains are presented net within “Other revenues.”

Description of accounting policy for customer segregated cash [text block]
2.5	Customer segregated cash

The cash in spot accounts is accounted as an on-balance sheet item with a corresponding liability owed to customers. It represents restricted cash and cash equivalents maintained in the segregated bank accounts that are held for the exclusive benefit of customers. It is comprised of cash deposits held by the customers in their spot accounts and unsettled deposits and withdrawals. These balances are presented in the consolidated balance sheet under “Customer segregated cash”. The corresponding liability owed to customers is presented under “Customer segregated cash liabilities” in the consolidated balance sheet.

Description of accounting policy for customer segregated digital assets [text block]
2.6	Customer segregated digital assets held on behalf of margin customers including digital assets collateral

The assets received from margin customers and held in their spot accounts represent collateral to support the Group as a secured creditor of cash or digital asset loan receivables. The collateral received secures the lending, in the absence of an event of default, the Group has no ability to exercise control over the digital assets held in the spot account of the margin customer. Accordingly, the Group accounts for the digital assets in spot accounts of margin customers as off-balance sheet items.

Description of accounting policy for loans and receivables for digital assets [text block]
2.7	Loan and other receivables — digital assets

Loan receivable represents loans made in digital assets via margin lending services, credit line facilities or other lending arrangements provided by the Exchange or the Group. For loans issued by the Exchange via margin lending services or credit line facility, each loan is collateralized by fiat and digital assets in the customer’s spot account on the Exchange with withdrawal limits and minimum collateral value requirements that must be met, and may additionally be backed by other acceptable credit support.

Other than the need to use loan proceeds for trading on the Bullish Exchange, the general terms of fiat and digital asset loans are as follows: There are no restrictions on the borrower’s ability to use the lent digital assets. Loans under the credit line facility or other lending arrangements have fixed-term maturities, while margin lending services on the Exchange have no defined maturity; these can typically be terminated by either party without a termination penalty. The interest or lending fee component is fixed, and neither call options nor put options are associated with these loans. Interest or lending fees are paid on a regular basis, with payments made hourly for margin lending services and mostly monthly for credit line facilities or other lending arrangements. Generally, loans and interest/lending fees must be repaid in the equivalent amount of the same digital assets or fiat currency lent.

For digital asset loan receivables, the Group derecognizes the original digital asset lent from its digital asset inventories and recognizes loan receivables measured initially and subsequently at the fair value of the underlying digital assets lent, less an allowance for expected credit losses, when the borrowed assets are transferred to the margin account or the borrower’s account. The change in fair value of digital asset loan receivables, which excludes credit risk, is recognized in the consolidated statement of profit or loss under “Change in fair value of digital assets held, net.” The change in allowance for expected credit losses is recognized in the consolidated statement of profit or loss under “Other expenses.” For fiat loans, the Group records a loan receivable that is measured at amortized cost, less an allowance.

Description of accounting policy for collateral [text block]
2.8	Digital assets pledged as collateral

The Group engages in borrowing and derivative transactions with third parties, requiring the deposit of digital assets as collateral. These arrangements stipulate that the Group may need to maintain a specific collateral- to-borrowings or margin ratio, pledging either fiat or digital assets as collateral for fiat borrowings or derivative transactions.

When counterparties have the right to sell, repledge, or rehypothecate the Group’s digital asset collateral, the Group derecognizes these digital assets from intangible assets. Instead, they are recorded as “Digital Assets Pledged as Collateral” under “Loan and other receivables — digital assets” in the Consolidated Balance Sheet. It is measured initially and subsequently at the fair value of the underlying digital assets pledged, less an allowance for expected credit losses, when the pledged assets are transferred from the Group’s accounts. The change in fair value of digital asset pledged as collateral, which excludes credit risk, is recognized in the consolidated statement of profit or loss within the “Change in fair value of digital assets held, net”. The change in allowance for expected credit losses is recognized in the consolidated statement of profit or loss under “Other expenses”, if any.

Conversely, if the counterparties do not have the right to sell, repledge, or rehypothecate the digital assets, these assets remain classified as digital assets held under intangible assets.

Description of digital asset accounting policy [text block]
2.9	Digital assets held — intangible assets and inventories

Effective January 1, 2024, all digital assets have been classified as either intangible assets or inventory, reflecting their intended use within the Group’s updated operational business model framework.

For digital assets transacted on the Exchange, the Group has determined that these assets meet the definition of a broker-trader under IAS 2, and thus applies inventory treatment. These digital assets are measured at fair value less costs to sell, with changes in fair value recognized in the consolidated statement of profit or loss under “Change in fair value of digital assets held, net.”

For digital assets classified as intangible assets, if the carrying amount of a digital asset increases as a result of revaluation, the increase is recognized in OCI accumulated in Equity under Reserves. However, if the increase in the carrying amount of the digital asset reverses a previous revaluation decrease recognized in Net income/(loss), it is recognized in Net income/(loss).

Conversely, if the carrying amount decreases due to revaluation, the decrease is recognized in Net income/(loss). However, if there is a credit balance in the Revaluation reserves for that asset, the decrease is recognized in OCI, reducing the equity under the Revaluation reserves heading.

The cumulative Revaluation reserves included in Equity may be transferred directly to Accumulated deficit when the surplus is realized, either upon the retirement or disposal of the asset. Transfers from Revaluation reserves to Accumulated deficit are not recorded through Net income/(loss).

Digital assets held — intangible assets associated with decentralized finance protocols

The Group engages with decentralized finance (“DeFi”) protocols, which are smart contracts designed to perform specific functions, predominantly built on various blockchain platforms. These protocols enable the Group to provide or access liquidity and facilitate the exchange of digital assets directly on the blockchain.

To provide liquidity, the Group deposits or transfers its digital assets to the smart contracts of these decentralized finance protocols. In return, the Group typically receives protocol-specific digital assets that represent its claims on the underlying digital assets deposited.

Most decentralized finance protocols have the capability to utilize the Group’s deposited digital assets for various purposes, including lending or trading them with other participants in the DeFi protocol. Upon transferring digital assets to the smart contracts, the Group derecognizes the original digital assets and recognizes the protocol-specific digital assets received in return. Upon redeeming the protocol-specific asset for the underlying digital asset, the protocol-specific digital asset is derecognized and the returned digital asset is recognized.

As protocol-specific digital assets are classified as intangible assets utilizing the revaluation method, increases in the carrying amount of the protocol-specific digital assets as a result of revaluation is recognized in other comprehensive income and accumulated in equity under “Reserves” unless the increase reverses a previous revaluation decrease and consequently is recognized in profit or loss instead. Decreases in the carrying amount of the protocol-specific digital assets as a result of revaluation is recognized in profit or loss unless the decrease reverses a previous revaluation increase in the revaluation reserve for that protocol-specific digital asset and consequently is recognized in other comprehensive income instead.

Impairment of fiat and digital asset loan receivable

The Group recognizes an allowance for expected credit losses on fiat and digital asset loan receivable that are measured at the fair value of fiat and digital assets lent less an allowance for expected credit losses. The amount of expected credit losses is updated at each reporting date to reflect changes in credit risk since initial recognition of the respective fiat margin loans and digital asset loan receivable.

The Group recognizes lifetime expected credit losses (“ECL”) for fiat and digital asset loans. When applicable, the expected credit losses on these financial assets are estimated based on the Group’s historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions and an assessment of both the current as well as the forecast direction of conditions at the reporting date.

Lifetime ECL represents the expected credit losses that will result from all possible default events over the expected life of a financial instrument.

(a)	Definition of default

The Group considers a digital asset loan or fiat loan to be in default when the borrower fails to make contractual payments or satisfy any margin call when they fall due. In assessing credit risk in applying fair value, the Company considers detrimental impact on the estimated future cash flows of that loan have occurred such as when there is:

•	Significant financial difficulty of the borrower

•	A breach of contract, such as a default or past due event

•	It is becoming probable that the borrower will enter bankruptcy or other financial reorganization

(b)	Write-off policy

The Group writes off a fiat or digital asset loan receivable when there is information indicating that the borrower is in significant financial difficulty and there is no realistic prospect of recovery, e.g. when the borrower has been placed under liquidation or has entered into bankruptcy proceedings. Loans written off may still be subject to enforcement activities under the Group’s recovery procedures, taking into account legal advice where appropriate. Any recoveries made are recognized in the consolidated statement of profit or loss.

(c)	Measurement and recognition of expected credit losses

Digital assets loan receivable under the Credit Line Facility are measured based on the assumption that repayment of the loan is demanded at the measurement date. The digital asset loan is initially recognized and remeasured on each reporting date at the fair value of the digital assets lent less any allowance for expected credit losses. In measuring the expected credit loss of digital asset loans under the Credit Line Facility, the Group considers the probability of default, loss given default (i.e. the magnitude of the loss if there is a default) and the exposure at default. The expected loss for a given credit line facility is the product of the net credit shortfall at default and probability of default. The net credit shortfall estimates the amount of the likely loss if there is a default after taking into account recovered amounts. It is determined based on the product of the amount the Group expects to be owed by a borrower at the time of possible default and likely recovery rate of collateral. The Group is entitled to exercise rights to sell or liquidate the collateral in the borrowers’ spot account on the Exchange if the borrowers fail to maintain the value of the collateral in their spot account at the pre-agreed margin level within a specified time. In determining the probability of default, the Group will consider the guarantee arrangement where the Group can enforce the guarantee to repay the shortfall when there is a default event.

The Group recognizes an impairment gain or loss in profit or loss for all loan receivable with a corresponding adjustment to their carrying amount through an allowance account.

Description of accounting policy for digital assets held, financial assets [text block]
2.10	Digital assets held — financial assets

Stablecoins that are contractually redeemable for fiat currency on demand, are classified as financial assets measured at fair value in accordance with IFRS 9. These assets are reported under “Digital assets held — financial assets”. These assets are stablecoins that are contractually redeemable for fiat currency on demand. In addition to these stablecoins, the Group also classifies certain DeFi protocol tokens funded by these stablecoins as Digital assets held – financial assets. See the Group’s policy for accounting for financial assets below in Note 2.11.

Description of accounting policy for financial instruments [text block]
2.11	Financial instruments and financial assets

Financial assets and financial liabilities are recognized in the Group’s balance sheet when the Group becomes a party to the contractual provisions of the instrument.

Financial assets and financial liabilities are initially measured at fair value, except for trade receivables that do not have a significant financing component which are measured at transaction price. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.

All recognized financial assets are measured subsequently in their entirety at either amortized cost or fair value, depending on the classification of the financial assets.

(i)	Classification of financial assets

Debt instruments that meet the following conditions are measured subsequently at amortized cost:

•	The financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows

•	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding

By default, all other financial assets are measured subsequently at fair value through profit or loss (“FVTPL”). Financial assets at FVTPL are measured at fair value at the end of each reporting period, with any fair value gains or losses recognized in consolidated statement of profit or loss.

Amortized cost and effective interest method

The effective interest method is a method of calculating the amortized cost of a debt instrument and of allocating interest income over the relevant period.

For financial assets other than purchased or originated credit-impaired financial assets (i.e. assets that are credit impaired on initial recognition), the effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) excluding expected credit losses, through the expected life of the debt instrument, or, where appropriate, a shorter period, to the gross carrying amount of the debt instrument on initial recognition.

The amortized cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus the principal repayments, plus the cumulative amortization using the effective interest method of any difference between that initial amount and the maturity amount, adjusted for any loss allowance. The gross carrying amount of a financial asset is the amortized cost of a financial asset before adjusting for any loss allowance.

Interest income is recognized using the effective interest method for debt instruments measured subsequently at amortized cost. For financial assets other than purchased or originated credit-impaired financial assets, interest income is calculated by applying the effective interest rate to the gross carrying amount of a financial asset, except for financial assets that have subsequently become credit-impaired. For financial assets that have subsequently become credit-impaired, interest income is recognized by applying the effective interest rate to the amortized cost of the financial asset. If, in subsequent reporting periods, the credit risk on the credit- impaired financial instrument improves so that the financial asset is no longer credit-impaired, interest income is recognized by applying the effective interest rate to the gross carrying amount of the financial asset.

Derecognition of financial assets

The Group derecognizes a financial asset only when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another entity. If the Group neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, the Group recognizes its retained interest in the asset and an associated liability for amounts it may have to pay.

On derecognition of a financial asset measured at amortized cost, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognized in consolidated statement of profit or loss.

Description of accounting policy for financial assets [text block]
2.12	Investments in Financial Assets

The Group maintains investments in fund and equity instruments designed to provide exposure to underlying digital assets and crypto-related indices.

Investments in financial assets are initially recognized at fair value. When an existing digital asset is derecognized to fund a new investment, the cost basis of the new instrument is established based on the fair value of the contributed asset.

Financial assets and fund investments are remeasured to fair value at the end of each reporting period. Unrealized fair value gains or losses are recognized in the consolidated statement of profit or loss within the line item "Change in fair value of investment in financial assets." Realized gains and losses are presented in a separate line item.

Description of accounting policy for financial liabilities [text block]
2.13	Financial liabilities and equity

(i)	Classification as debt or equity

Debt and equity instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

(ii)	Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Group are recognized at the proceeds received, net of direct issue costs.

Repurchase of the Group’s own equity instruments is recognized and deducted directly in equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Group’s own equity instruments.

(iii)	Compound instruments

The component parts of convertible redeemable preference shares issued by the Group are classified separately as financial liabilities and equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument. A conversion option that will be settled by the exchange of a fixed amount of cash or another financial asset for a fixed number of the Group’s own equity instruments is an equity instrument.

At the date of issue, the liability component related to the redemption amount arises from the early redemption feature associated with the preference shares which requires the Group to repurchase preference shares in cash at a price equal to a Guaranteed Amount upon the occurrence of certain triggering events. The present value of the liability component is estimated using the prevailing market interest rate for a similar non-convertible instrument. This amount is recorded as a liability on an amortized cost basis using the effective interest method until extinguished upon conversion or at the instrument’s maturity date.

The value of the conversion option and other remaining features i.e. liquidation preference and dividend rights that are classified as equity is determined by deducting the amount of the liability component and embedded derivative, if any, from the fair value of the compound instrument as a whole. This is recognized and included in equity, and is not subsequently remeasured. In addition, the conversion option classified as equity will remain in equity until the conversion option is exercised, in which case, the balance recognized in equity will be transferred to share premium. Where the conversion option remains unexercised at the maturity date of the liability component, the balance recognized in equity will be transferred to retained earnings. No gain or loss is recognized in profit or loss upon conversion or expiration of the conversion option.

Transaction costs that relate to the issue of the convertible redeemable preference shares are allocated to the liability and equity components in proportion to the allocation of the gross proceeds.

Transaction costs relating to the equity component are recognized directly in equity. Transaction costs relating to the liability component are included in the carrying amount of the liability component and are amortized over the lives of the liability component using the effective interest method.

(iv)	Financial liabilities

All financial liabilities are measured subsequently at amortized cost using the effective interest method or at FVTPL.

Financial liabilities at FVTPL

Financial liabilities are classified as at FVTPL when the financial liability is designated as at FVTPL. A financial liability may be designated as at FVTPL upon initial recognition if either:

•	Such designation eliminates or significantly reduces a measurement or recognition inconsistency that would otherwise arise

•

The financial liability forms part of a group of financial assets or financial liabilities or both, which is managed and its performance is evaluated on a fair value basis, in accordance with the group’s documented risk management or investment strategy, and information about the grouping is provided internally on that basis

•	It forms part of a contract containing one or more embedded derivatives, and IFRS 9 permits the entire combined contract to be designated as at FVTPL

Financial liabilities at FVTPL are measured at fair value, with any gains or losses arising on changes in fair value recognized in profit or loss. The net gains or losses from change in fair value of financial liabilities at FVTPL excluding any interest paid on the financial liability are recognized in the consolidated statement of profit or loss under “Change in fair value of financial liability at FVTPL”. Interest paid on financial liability at FVTPL is separately included in the ‘Loan interest expense’ under “Finance expense” in the consolidated statement of profit or loss.

However, for financial liabilities that are designated as at FVTPL, the amount of change in the fair value of the financial liability that is attributable to changes in the credit risk of that liability is recognized in other comprehensive income, unless the recognition of the effects of changes in the liability’s credit risk in other comprehensive income would create or enlarge an accounting mismatch in profit or loss. The remaining amount of change in the fair value of liability is recognized in consolidated statement profit or loss. Changes in fair value attributable to a financial liability’s credit risk that are recognized in other comprehensive income are not subsequently reclassified to profit or loss; instead, they are transferred to retained earnings upon derecognition of the financial liability.

Any loan commitments issued at below-market interest rates are initially recognized at their fair value as a financial liability, and subsequently measured at the higher of the initial value less the cumulative amount of income recognized and their expected credit loss provision. Loan commitments may be designated at fair value through profit or loss where that is the business model under which such contracts are held.

Financial liabilities measured subsequently at amortized cost

Financial liabilities that are not (i) contingent consideration of an acquirer in a business combination, (ii) held- for-trading, or (iii) designated as FVTPL, are measured subsequently at amortized cost using the effective interest method.

The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or (where appropriate) a shorter period, to the amortized cost of a financial liability.

Foreign exchange gains and losses

For financial liabilities that are denominated in a foreign currency and are measured at amortized cost at the end of each reporting period, the foreign exchange gains and losses are based on the amortized cost of the instruments. These foreign exchange gains and losses are recognized in the ‘other expenses’ line item in profit or loss for financial liabilities that are not part of a designated hedging relationship. For those which are designated as a hedging instrument for a hedge of foreign currency risk foreign exchange gains and losses are recognized in other comprehensive income and accumulated in a separate component of equity.

The fair value of financial liabilities denominated in a foreign currency is determined in that foreign currency and translated at the spot rate at the end of the reporting period. For financial liabilities that are measured as at FVTPL, the foreign exchange component forms part of the fair value gains or losses and is recognized in profit or loss for financial liabilities that are not part of a designated hedging relationship.

Derecognition of financial liabilities

The Group derecognizes financial liabilities when, and only when, the Group’s obligations are discharged, cancelled or have expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.

The Group accounts for substantial modification of terms of an existing liability or part of it as an extinguishment of the original financial liability and the recognition of a new liability. It is assumed that the terms are substantially different if the discounted present value of the cash flows under the new terms, including any fees paid net of any fees received and discounted using the original effective rate is at least 10 per cent different from the discounted present value of the remaining cash flows of the original financial liability. If the modification is not substantial, the difference between: (1) the carrying amount of the liability before the modification; and (2) the present value of the cash flows after modification is recognized in profit or loss as the modification gain or loss within other gains and losses.

Description of accounting policy for derivative financial instruments [text block]
2.14	Derivative financial instruments

The Group provides trading in perpetual futures contracts (“perpetuals contracts”) and options contracts on the Exchange to eligible customers. Perpetuals contracts are a type of futures contract without an expiry date and will reference the prices of select digital assets, initially quoted in underlying markets (e.g., USDC). Option contracts are instruments that grant the holder the right, but not the obligation, to buy or sell a specified quantity of digital assets at a predetermined strike price on or before a set expiration. Both perpetual contracts and option contracts are classified as derivative instruments.

The Group also enters digital asset derivative financial instruments with third parties through other exchanges or over-the-counters for risk management.

Derivatives are recognized initially at fair value at the date a derivative contract is entered into and are subsequently remeasured to their fair value at each reporting date. The resulting gain or loss is recognized in profit or loss immediately under “Change in fair value of derivatives” unless the derivative is designated and effective as a hedging instrument, in which event the timing of the recognition in profit or loss depends on the nature of the hedge relationship.

A derivative with a positive fair value is recognized as a financial asset whereas a derivative with a negative fair value is recognized as a financial liability. Derivatives are not offset in the financial statements unless the Group has both a legally enforceable right and intention to offset. A derivative is presented as a non-current asset or a non-current liability if the remaining maturity of the instrument is more than 12 months and it is not due to be realized or settled within 12 months. Other derivatives are presented as current assets or current liabilities.

Embedded derivatives

An embedded derivative is a component of a hybrid contract that also includes a non-derivative host — with the effect that some of the cash flows of the combined instrument vary in a way similar to a stand-alone derivative.

Derivatives embedded in hybrid contracts with a financial asset host within the scope of IFRS 9 are not separated. The entire hybrid contract is classified and subsequently measured as either amortized cost or fair value as appropriate.

Derivatives embedded in hybrid contracts with hosts that are not financial assets within the scope of IFRS 9 (e.g., financial liabilities) are treated as separate derivatives when they meet the definition of a derivative, their risks and characteristics are not closely related to those of the host contracts and the host contracts are not measured at FVTPL.

If the hybrid contract is a quoted financial liability, instead of separating the embedded derivative, the Group generally designates the whole hybrid contract at FVTPL.

An embedded derivative is presented as a non-current asset or non-current liability if the remaining maturity of the hybrid instrument to which the embedded derivative relates is more than 12 months and is not expected to be realized or settled within 12 months.

Description of accounting policy for impairment of financial assets [text block]
2.15	Credit loss and impairment of financial assets

Credit losses from investments and other financial assets

The Group recognizes a loss allowance for expected credit losses on deposits, other receivables and intercompany balances, as well as on financial guarantee contracts. The amount of expected credit losses is updated at each reporting date to reflect changes in credit risk since initial recognition of the respective financial instrument.

The Group recognizes lifetime ECL for other assets, if material. When applicable, the expected credit losses on these financial assets are estimated based on the Group’s historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions and an assessment of both the current as well as the forecast direction of conditions at the reporting date.

Lifetime ECL represents the expected credit losses that will result from all possible default events over the expected life of a financial instrument. In contrast, 12-month ECL represents the portion of lifetime ECL that is expected to result from default events on a financial instrument that are possible within 12 months after the reporting date.

For the years ended December 31, 2025, 2024 and 2023, the Group has no expectation of credit losses related to other assets. Thus no such loss allowance was recorded as of December 31, 2025, 2024 and 2023.

Description of accounting policy for impairment of assets [text block]
2.16	Impairment of property and equipment and intangible assets excluding goodwill

At each reporting date, the Group reviews the carrying amounts of its property and equipment and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated to determine the extent of the impairment loss (if any). Where the asset does not generate cash flows that are independent from other assets, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs.

If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognized immediately in consolidated statement of profit or loss, unless the relevant asset is carried at a revalued amount, in which case the impairment loss is treated as a revaluation decrease and to the extent that the impairment loss is greater than the related revaluation surplus, the excess impairment loss is recognized in profit or loss.

Where an impairment loss subsequently reverses, the carrying amount of the asset (or cash-generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash-generating unit) in prior years.

Description of accounting policy for determining components of cash and cash equivalents [text block]
2.17	Cash and cash equivalents

For the purpose of presentation in the statement of cash flows, cash and cash equivalents includes cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value, and bank overdrafts.

The restricted cash represents any cash that is legally restricted as to withdrawal or usage.

Description of accounting policy for issued capital [text block]
2.18	Share capital and share premium

Ordinary shares

Incremental costs directly attributable to the issuance of ordinary shares are recognized as a deduction from equity. Income tax relating to transaction costs of an equity transaction is accounted for in accordance with IAS 12.

Preference shares

The Group’s redeemable preference shares are classified as financial liabilities, because they are contingently redeemable in cash by the holders.

Description of accounting policy for deferred income tax [text block]
2.19	Current and deferred taxation

The income tax expense represents the sum of the tax currently payable and deferred tax.

Current tax

The tax currently payable is based on taxable profit for the year. Taxable profit differs from net profit as reported in profit or loss because it excludes items of income or expense that are taxable or deductible in other years and it further excludes items that are never taxable or deductible. The Group’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.

A provision is recognized for those matters for which the tax determination is uncertain and it is not probable that the tax authority will accept the tax return position taken which would result in a future outflow of funds to a tax authority. The provisions are measured at the best estimate of the amount expected to become payable using the most likely method and assuming that the tax authorities will examine all the amounts reported to them and have full knowledge of all relevant information. The assessment is based on the judgment of tax professionals within the Group supported by previous experience in respect of such activities and in certain cases based on external tax specialist advice.

Deferred tax

Deferred tax is the tax expected to be payable or recoverable on differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit, and is accounted for using the liability method. Deferred tax liabilities are generally recognized for all taxable temporary differences and deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilized. Such assets and liabilities are not recognized if the temporary difference arises from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit. In addition, a deferred tax liability is not recognized if the temporary difference arises from the initial recognition of goodwill.

Deferred tax liabilities are recognized for taxable temporary differences arising on investments in subsidiaries, except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled or the asset is realized based on tax laws and rates that have been enacted or substantively enacted at the reporting date.

The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis.

Current and deferred tax are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case, the current and deferred tax are also recognized in other comprehensive income or directly in equity respectively. Where current tax or deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.

Description of accounting policy for income tax, pillar two model rules [text block]
2.20	Pillar Two model rules

Amendments to IAS 12 Income Taxes — Deferred Tax related to Assets and Liabilities arising from a Single Transaction

The Group has adopted the amendments to IAS 12 for the first time in the current year. The amendments introduce a further exception from the initial recognition exemption. Under the amendments, an entity does not apply the initial recognition exemption for transactions that give rise to equal taxable and deductible temporary differences. Depending on the applicable tax law, equal taxable and deductible temporary differences may arise on initial recognition of an asset and liability in a transaction that is not a business combination and affects neither accounting profit nor taxable profit.

Following the amendments to IAS 12, an entity is required to recognize the related deferred tax asset and liability, with the recognition of any deferred tax asset being subject to the recoverability criteria in IAS 12.

The adoption of this amendment has not had any material impact on the disclosures or on the amounts reported in these financial statements.

Amendments to IAS 12 Income Taxes — International Tax Reform — Pillar Two Model Rules

The Group adopted the amendments to IAS 12 effective January 1, 2023. The IASB amends the scope of IAS 12 to clarify that the Standard applies to income taxes arising from tax law enacted or substantively enacted to implement the Pillar Two model rules published by the OECD, including the tax law that implements qualified domestic minimum top up taxes described in those rules.

The amendments introduce a temporary exception to the accounting requirements for deferred taxes in IAS 12, so that an entity would neither recognize nor disclose information about deferred tax assets and liabilities related to Pillar Two income taxes.

The Pillar Two legislation has been enacted or substantively enacted in certain jurisdictions where the Group has subsidiaries including Germany and the United Kingdom. The Pillar Two legislation assesses certain additional taxes to relevant taxpayers effective January 1, 2024 and further set of tax assessments effective January 1, 2025.

Jurisdictions continue to implement Pillar Two taxes effective January 1, 2025, including the implementation of the under-taxed profits rule (“UTPR”) in Germany and the United Kingdom. This UTPR grants the tax authorities an extra-territorial right to assess tax on income of subsidiaries of an in-scope multinational that are organized in low-tax jurisdictions.

The Group has made an assessment of its tax exposure to the Pillar Two rules in effect in 2025 based on its business operating model and each of its subsidiaries’ location, form, assets, results of operations and tax filings. The assessment considered Pillar Two’s various rules such as scoping, definitions of revenue, applicability of safe harbors and exemptions such as the transitional exemption rules that exclude application of UTPR for eligible groups that are treated as being in not more than six jurisdictions.

Based on its assessment, the Pillar Two rules are not expected to have a material impact on the Group’s results of operations. However, the application of the rules continues to evolve, and its outcome may alter aspects of how the Group’s tax obligations are determined in countries in which it does business. The Group continues to evaluate the potential impact of these rules.

Description of accounting policy for share-based payment transactions [text block]
2.21	Share-based payments

The Group operates an equity incentive plan for the purpose of providing incentives and rewards to eligible participants who contribute to the success of the Group’s operations. Employees (including directors), advisors and key service providers of the Group may receive remuneration in the form of share-based payments, whereby the employees and consultants render services as consideration for equity instruments (“equity- settled transactions”).

The fair value of the employee and consultancy services received in exchange for the grant of the award shares and options is recognized as an expense with a corresponding increase in share based payment reserve. The total amount to be expensed is determined by reference to the fair value of the share awards and share options granted. The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied.

At the end of each period, the entity revises its estimates of the number of options and awards that are expected to vest based on the non-market vesting and service conditions. It recognizes the impact of the revision to original estimates, if any, in profit or loss, with a corresponding adjustment to equity.

The grant by the Group of share awards and share options over its equity instruments to the employees and consultants of subsidiary undertakings in the Group is treated as an amount due from the subsidiary undertakings, with a corresponding credit to equity in the Group’s separate financial statements, measured with reference to the grant date fair value and is recognized over the vesting period.

Description of accounting policy for earnings per share [text block]
2.22	Earnings/(loss) per share

Basic earnings per share is computed by dividing net income attributable to ordinary shareholders of the Group, after adjusting for non-controlling interests, by the weighted average number of ordinary shares outstanding during the period.

For the calculation of diluted earnings per share, net income attributable to ordinary shareholders of the Group, after adjusting for non-controlling interests, is adjusted by the effect of dilutive securities, including convertible redeemable preference shares, under the treasury stock method. The weighted average number of ordinary shares outstanding during the period is adjusted by the effects of dilutive securities, including dilutive convertible redeemable preference shares. Potentially dilutive securities have been excluded from the computation of diluted earnings per share if their inclusion is anti-dilutive.

Description of accounting policy for digital asset loans payable [policy text block]
2.23	Digital Assets Loan Payable

The Group engages in digital asset borrowing from external parties to facilitate yield enhancement or liquidity- as-a-service activities. The loans do not impose restrictions on the Group’s ability to deploy the digital assets borrowed but may require the Group to act as liquidity provider for that digital asset on the Exchange or other venues. These loans do not provide a right to repay the loan or interest in a different digital asset to the type of digital asset borrowed. These digital assets borrowed are initially recorded at the fair value as part of the assets in intangible assets. Corresponding liabilities are recognized in “digital assets loan payable” in the Consolidated Balance Sheets, depending on the counterparty.

Digital assets loan payable are treated as hybrid instruments. The liability host contract is not classified as a traditional debt instrument due to its nature as a non-financial liability, initially measured at the fair value of the assets acquired. The embedded derivative, which reflects changes in the fair value of the underlying digital asset, is measured at fair value through profit or loss, in accordance with IFRS 9.

To align with the economic characteristics and risks of the entire instrument, the Group has elected to designate the entire borrowing or loan payable at fair value through profit or loss. This approach ensures that all changes in the fair value of the instrument, including those arising from the embedded derivatives, are recognized in the consolidated statements of profit or loss and other comprehensive income.

The terms of these digital asset loans payable can either be for a fixed maturity term and repayable at the option of the Group or the lender. These loans payable bear interest payable by the Group to the lender, based on a percentage of the amount borrowed. Interest expenses are accrued and recognized over the term of the loan, reflecting the cost of the loan for the period it is outstanding, and are included under “Finance Expense” in the consolidated statements of profit or loss and other comprehensive income.

The digital asset loan payable in USDC is considered a financial liability, as it represents an obligation to return financial assets arising from a loan arrangement entered into by an individual lender, which is a past event. The Group accounts for this liability as a financial liability at amortized cost, in compliance with IFRS standards.